IMPAX FUNDS SERIES TRUST I

File No. 002-38679

CERTIFICATE PURSUANT TO

RULE 497(j)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of Impax Funds Series Trust I (the "Trust") that the form of prospectus for the Trust that would have been filed pursuant to Rule 497(c) does not differ from the form of prospectus contained in the Trust's post-effective amendment no.104 under the 1933 Act, the text of which was filed electronically with the Securities and Exchange Commission on November 7, 2023.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 13th day of November, 2023.

IMPAX FUNDS SERIES TRUST I
/s/ Joseph F. Keefe
Joseph F. Keefe
President